Schedule of property and equipment (Details)	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 SGD ($)
IfrsStatementLineItems [Line Items]
At June 30, 2025		$ 388,657
Depreciation	$ 273,187	350,671	$ 107,659
At June 30, 2026	221,172	286,219	388,657
Machinery [member]
IfrsStatementLineItems [Line Items]
At June 30, 2025
At June 30, 2026
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
At June 30, 2025		17,332
At June 30, 2026	3,615	4,678	17,332
Medical Equipment [Member]
IfrsStatementLineItems [Line Items]
At June 30, 2025		313,234
At June 30, 2026	132,452	171,405	313,234
Renovation [Member]
IfrsStatementLineItems [Line Items]
At June 30, 2025		28,114
At June 30, 2026	63,615	82,325	28,114
Air Conditioner [Member]
IfrsStatementLineItems [Line Items]
At June 30, 2025
At June 30, 2026
Computer and Office Equipment [Member]
IfrsStatementLineItems [Line Items]
At June 30, 2025		28,865
At June 30, 2026	17,690	22,893	28,865
Software [Member]
IfrsStatementLineItems [Line Items]
At June 30, 2025		1,112
At June 30, 2026	$ 3,800	4,918	1,112
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
At June 30, 2025		3,224,816	1,042,046
Acquisition			3,618,519
Additions		248,233	54,760
Written off			(1,601,659)
Fair value reserve			111,150
At June 30, 2026		3,473,049	3,224,816
Gross carrying amount [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
At June 30, 2025		47,226	47,226
Acquisition
Additions
Written off
Fair value reserve
At June 30, 2026		47,226	47,226
Gross carrying amount [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
At June 30, 2025		154,404	100,852
Acquisition			367,243
Additions
Written off			(313,691)
Fair value reserve
At June 30, 2026		154,404	154,404
Gross carrying amount [member] | Medical Equipment [Member]
IfrsStatementLineItems [Line Items]
At June 30, 2025		1,002,138	86,724
Acquisition			1,500,493
Additions		124,100	13,101
Written off			(709,330)
Fair value reserve			111,150
At June 30, 2026		1,126,238	1,002,138
Gross carrying amount [member] | Renovation [Member]
IfrsStatementLineItems [Line Items]
At June 30, 2025		1,396,198	405,349
Acquisition			1,285,136
Additions		96,925	21,545
Written off			(315,832)
Fair value reserve
At June 30, 2026		1,493,123	1,396,198
Gross carrying amount [member] | Air Conditioner [Member]
IfrsStatementLineItems [Line Items]
At June 30, 2025		43,727	43,727
Acquisition
Additions
Written off
Fair value reserve
At June 30, 2026		43,727	43,727
Gross carrying amount [member] | Computer and Office Equipment [Member]
IfrsStatementLineItems [Line Items]
At June 30, 2025		503,145	358,168
Acquisition			378,669
Additions		18,068	20,114
Written off			(253,806)
Fair value reserve
At June 30, 2026		521,213	503,145
Gross carrying amount [member] | Software [Member]
IfrsStatementLineItems [Line Items]
At June 30, 2025		77,978
Acquisition			86,978
Additions		9,140
Written off			(9,000)
Fair value reserve
At June 30, 2026		87,118	77,978
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Acquisition			3,116,339
Depreciation		350,671	107,659
Written off			(1,395,372)
At June 30, 2025		2,836,159	1,007,533
At June 30, 2026		3,176,209	2,836,159
Accumulated depreciation and amortisation [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Acquisition
Depreciation
Written off
At June 30, 2025		47,226	47,226
At June 30, 2026		47,226	47,226
Accumulated depreciation and amortisation [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Acquisition			277,888
Depreciation		12,654	7,020
Written off			(248,500)
At June 30, 2025		137,072	100,664
At June 30, 2026		149,726	137,072
Accumulated depreciation and amortisation [member] | Medical Equipment [Member]
IfrsStatementLineItems [Line Items]
Acquisition			1,244,797
Depreciation		265,929	50,042
Written off			(687,468)
At June 30, 2025		688,904	81,533
At June 30, 2026		954,833	688,904
Accumulated depreciation and amortisation [member] | Renovation [Member]
IfrsStatementLineItems [Line Items]
Acquisition			1,192,766
Depreciation		42,714	24,528
Written off			(231,410)
At June 30, 2025		1,368,084	382,200
At June 30, 2026		1,410,798	1,368,084
Accumulated depreciation and amortisation [member] | Air Conditioner [Member]
IfrsStatementLineItems [Line Items]
Acquisition
Depreciation
Written off
At June 30, 2025		43,727	43,727
At June 30, 2026		43,727	43,727
Accumulated depreciation and amortisation [member] | Computer and Office Equipment [Member]
IfrsStatementLineItems [Line Items]
Acquisition			317,744
Depreciation		24,040	25,347
Written off			(220,994)
At June 30, 2025		474,280	352,183
At June 30, 2026		498,320	474,280
Accumulated depreciation and amortisation [member] | Software [Member]
IfrsStatementLineItems [Line Items]
Acquisition			83,144
Depreciation		5,334	722
Written off			(7,000)
At June 30, 2025		76,866
At June 30, 2026		$ 82,200	$ 76,866